Performance Management	Aug. 31, 2025
Class A Shares (NEMAX), Class C Shares (NEMCX), Institutional Class Shares (NEMIX) | Neuberger Emerging Markets Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund's Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Returns would have been lower/higher if the Manager had not reimbursed/recouped certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund's Institutional Class.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown.
Bar Chart [Heading]	year-by-year % Returns as of 12/31 each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best quarter:	Q2 2020	18.05%
Worst quarter:	Q1 2020	-23.74%
Year to Date performance as of:	09/30/2025	30.83%

Year to Date Return, Label [Optional Text]	Year to Date performance as of:
Bar Chart, Year to Date Return	30.83%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	18.05%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(23.74%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	average annual total % returns as of 12/31/2024
Performance Table Does Reflect Sales Loads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance [Table]
Emerging Markets Equity Fund	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	12.87	-0.29	2.86
Institutional Class Return After Taxes on Distributions	12.84	-0.45	2.67
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	7.65	-0.23	2.23
Class A Return Before Taxes	6.17	-1.71	2.00
Class C Return Before Taxes	10.80	-1.29	1.84
MSCI Emerging Markets Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)	7.50	1.70	3.64

Average Annual Return, Caption [Optional Text]	Emerging Markets Equity Fund
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary.
Performance Table Closing [Text Block]
After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Performance Availability Website Address [Text]	www.nb.com
Performance Availability Phone [Text]	800-366-6264
Class A Shares (NBHAX), Class C Shares (NBHCX), Institutional Class Shares (NBHIX) | Neuberger Equity Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund's Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Returns would have been lower/higher if the Manager had not reimbursed/recouped certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund's Institutional Class.
Performance Additional Market Index [Text]	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown.
Bar Chart [Heading]	year-by-year % Returns as of 12/31 each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best quarter:	Q2 2020	11.84%
Worst quarter:	Q1 2020	-22.00%
Year to Date performance as of:	09/30/2025	16.01%

Year to Date Return, Label [Optional Text]	Year to Date performance as of:
Bar Chart, Year to Date Return	16.01%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	11.84%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(22.00%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	average annual total % returns as of 12/31/2024
Performance Table Does Reflect Sales Loads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Equity Income Fund	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	13.42	7.18	7.46
Institutional Class Return After Taxes on Distributions	11.62	5.50	5.82
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	9.24	5.46	5.69
Class A Return Before Taxes	6.46	5.52	6.43
Class C Return Before Taxes	11.10	5.98	6.28
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	24.51	14.28	12.87
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	14.37	8.68	8.49

Average Annual Return, Caption [Optional Text]	Equity Income Fund
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.nb.com
Performance Availability Phone [Text]	800-366-6264
Class A Shares (NFAAX), Class C Shares (NFACX), Institutional Class Shares (NFALX) | Neuberger Focus Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund's Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Returns would have been lower/higher if the Manager had not reimbursed/recouped certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund's Institutional Class.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown.
Bar Chart [Heading]	year-by-year % Returns as of 12/31 each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best quarter:	Q2 2020	23.07%
Worst quarter:	Q2 2022	-20.14%
Year to Date performance as of:	09/30/2025	18.78%

Year to Date Return, Label [Optional Text]	Year to Date performance as of:
Bar Chart, Year to Date Return	18.78%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	23.07%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(20.14%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	average annual total % returns as of 12/31/2024
Performance Table Does Reflect Sales Loads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Focus Fund	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	21.81	9.16	8.87
Institutional Class Return After Taxes on Distributions	21.73	7.82	7.01
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	12.98	7.02	6.64
Class A Return Before Taxes	14.37	7.48	7.83
Class C Return Before Taxes	19.47	7.94	7.67
MSCI All Country World Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)	17.49	10.06	9.23

Average Annual Return, Caption [Optional Text]	Focus Fund
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary.
Performance Table Closing [Text Block]
After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.nb.com
Performance Availability Phone [Text]	800-366-6264
Institutional Class Shares (NBGIX) | Neuberger Genesis Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus.
Returns would have been lower/higher if the Manager had not reimbursed/recouped certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Additional Market Index [Text]	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Bar Chart [Heading]	year-by-year % Returns as of 12/31 each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best quarter:	Q2 2020	24.90%
Worst quarter:	Q1 2020	-20.98%
Year to Date performance as of:	09/30/2025	-2.98%

Year to Date Return, Label [Optional Text]	Year to Date performance as of:
Bar Chart, Year to Date Return	(2.98%)
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	24.90%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(20.98%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	average annual total % returns as of 12/31/2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Genesis Fund	1 Year	5 Years	10 Years
Return Before Taxes	9.20	8.64	9.70
Return After Taxes on Distributions	8.68	7.13	7.75
Return After Taxes on Distributions and Sale of Fund Shares	5.85	6.68	7.43
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	23.81	13.86	12.55
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	11.54	7.40	7.82

Average Annual Return, Caption [Optional Text]	Genesis Fund
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.nb.com
Performance Availability Phone [Text]	800-366-6264
Class A Shares (NIQAX), Class C Shares (NIQCX), Institutional Class (NBIIX) | Neuberger International Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund's Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund's Institutional Class.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown.
Bar Chart [Heading]	year-by-year % Returns as of 12/31 each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best quarter:	Q2 2020	21.35%
Worst quarter:	Q1 2020	-23.29%
Year to Date performance as of:	09/30/2025	18.10%

Year to Date Return, Label [Optional Text]	Year to Date performance as of:
Bar Chart, Year to Date Return	18.10%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	21.35%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(23.29%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	average annual total % returns as of 12/31/2024
Performance Table Does Reflect Sales Loads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance [Table]
International Equity Fund	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	5.36	3.98	5.25
Institutional Class Return After Taxes on Distributions	4.12	2.57	4.35
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	3.79	3.02	4.12
Class A Return Before Taxes	-1.02	2.38	4.25
Class C Return Before Taxes	3.15	2.82	4.08
MSCI EAFE® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)	3.82	4.73	5.20

Average Annual Return, Caption [Optional Text]	International Equity Fund
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary.
Performance Table Closing [Text Block]
After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Performance Availability Website Address [Text]	www.nb.com
Performance Availability Phone [Text]	800-366-6264
Class A Shares (NBNAX), Class C Shares (NBNCX), Institutional Class Shares (NILIX) | Neuberger International Select Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund's Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund's Institutional Class.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown.
Bar Chart [Heading]	year-by-year % Returns as of 12/31 each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best quarter:	Q2 2020	20.85%
Worst quarter:	Q1 2020	-22.26%
Year to Date performance as of:	09/30/2025	17.62%

Year to Date Return, Label [Optional Text]	Year to Date performance as of:
Bar Chart, Year to Date Return	17.62%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	20.85%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(22.26%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	average annual total % returns as of 12/31/2024
Performance Table Does Reflect Sales Loads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance [Table]
International Select Fund	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	4.49	4.26	5.33
Institutional Class Return After Taxes on Distributions	3.57	3.07	4.51
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	3.12	3.24	4.18
Class A Return Before Taxes	-1.87	2.67	4.33
Class C Return Before Taxes	2.35	3.10	4.16
MSCI EAFE® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)	3.82	4.73	5.20

Average Annual Return, Caption [Optional Text]	International Select Fund
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary.
Performance Table Closing [Text Block]
After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Performance Availability Website Address [Text]	www.nb.com
Performance Availability Phone [Text]	800-366-6264
Class A Shares (NINAX), Class C Shares (NINCX), Institutional Class Shares (NINLX) | Neuberger Intrinsic Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund's Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
As of May 7, 2010, the Fund became the successor to DJG Small Cap Value Fund L.P., an unregistered limited partnership (“DJG Fund”); DJG Fund was the successor to The DJG Small Cap Value Fund, an unregistered commingled investment account (“DJG Account”). The performance after September 12, 2008 is that of DJG Fund and the performance from July 8, 1997 (the Fund’s commencement of operations) to September 11, 2008 is that of DJG Account. On May 7, 2010, the DJG Fund transferred its assets to the Fund in exchange for the Fund’s Institutional Class shares. The investment policies, objectives, guidelines and restrictions of the Fund are in all material respects equivalent to those of DJG Fund and DJG Account (the “Predecessors”). As a mutual fund registered under the Investment Company Act of 1940, the Fund is subject to certain restrictions under the 1940 Act and the Internal Revenue Code to which the Predecessors were not subject. Had the Predecessors been registered under the 1940 Act and been subject to the provisions of the 1940 Act and the Code, their investment performance may have been adversely affected. The performance information reflects the actual expenses of the Predecessors.
The Predecessors did not have distribution policies. The Predecessors were an unregistered limited partnership and an unregistered commingled investment account, did not qualify as regulated investment companies for federal income tax purposes and did not pay dividends or other distributions. As a result of the different tax treatment, we are unable to show the after-tax returns for the Fund prior to May 7, 2010.
For each class, the performance prior to May 7, 2010, is that of the Fund’s Predecessors.
Returns would have been lower/higher if the investment adviser to the Predecessors and/or the Manager had not reimbursed/recouped certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund's Institutional Class.
Performance Additional Market Index [Text]	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown.
Bar Chart [Heading]	year-by-year % Returns as of 12/31 each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best quarter:	Q4 2020	38.69%
Worst quarter:	Q1 2020	-30.69%
Year to Date performance as of:	09/30/2025	13.17%

Year to Date Return, Label [Optional Text]	Year to Date performance as of:
Bar Chart, Year to Date Return	13.17%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	38.69%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(30.69%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	average annual total % returns as of 12/31/2024
Performance Table Does Reflect Sales Loads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Intrinsic Value Fund	1 Year	5 Years	10 Years	Since Inception (7/8/1997)
Institutional Class Return Before Taxes	7.61	9.49	8.52	10.62
Institutional Class Return After Taxes on Distributions	7.39	8.82	7.46	N/A
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	4.68	7.46	6.64	N/A
Class A Return Before Taxes	1.00	7.79	7.48	10.17
Class C Return Before Taxes	5.38	8.27	7.31	9.97
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	23.81	13.86	12.55	9.03
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	8.05	7.29	7.14	8.34
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	11.54	7.40	7.82	7.91

Average Annual Return, Caption [Optional Text]	Intrinsic Value Fund
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.nb.com
Performance Availability Phone [Text]	800-366-6264
Class A Shares (NGDAX), Class C Shares (NGDCX), Institutional Class Shares (NGDLX) | Neuberger Large Cap Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund's Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Returns would have been lower/higher if the Manager had not reimbursed/recouped certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund's Institutional Class.
Performance Additional Market Index [Text]	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown.
Bar Chart [Heading]	year-by-year % Returns as of 12/31 each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best quarter:	Q2 2020	25.23%
Worst quarter:	Q4 2018	-16.82%
Year to Date performance as of:	09/30/2025	14.11%

Year to Date Return, Label [Optional Text]	Year to Date performance as of:
Bar Chart, Year to Date Return	14.11%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	25.23%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(16.82%)
Lowest Quarterly Return, Date	Dec. 31, 2018
Performance Table Heading	average annual total % returns as of 12/31/2024
Performance Table Does Reflect Sales Loads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Large Cap Growth Fund	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	23.89	17.10	13.91
Institutional Class Return After Taxes on Distributions	22.26	15.05	11.60
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	15.38	13.30	10.65
Class A Return Before Taxes	16.36	15.29	12.82
Class C Return Before Taxes	21.53	15.80	12.65
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	25.02	14.53	13.10
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	33.36	18.96	16.78

Average Annual Return, Caption [Optional Text]	Large Cap Growth Fund
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.nb.com
Performance Availability Phone [Text]	800-366-6264
Class A Shares (NPNAX), Class C Shares (NPNCX), Institutional Class Shares (NBPIX) | Neuberger Large Cap Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund's Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Returns would have been lower/higher if the Manager had not reimbursed/recouped certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund's Institutional Class.
Performance Additional Market Index [Text]	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown.
Bar Chart [Heading]	year-by-year % Returns as of 12/31 each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best quarter:	Q4 2020	28.66%
Worst quarter:	Q1 2020	-26.81%
Year to Date performance as of:	09/30/2025	13.82%

Year to Date Return, Label [Optional Text]	Year to Date performance as of:
Bar Chart, Year to Date Return	13.82%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	28.66%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(26.81%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	average annual total % returns as of 12/31/2024
Performance Table Does Reflect Sales Loads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Large Cap Value Fund	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	11.11	9.74	9.65
Institutional Class Return After Taxes on Distributions	10.53	9.01	8.22
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	7.01	7.63	7.39
Class A Return Before Taxes	4.31	8.03	8.59
Class C Return Before Taxes	8.87	8.53	8.43
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	24.51	14.28	12.87
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	14.37	8.68	8.49

Average Annual Return, Caption [Optional Text]	Large Cap Value Fund
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.nb.com
Performance Availability Phone [Text]	800-366-6264
Class A Shares (NMGAX), Class C Shares (NMGCX), Institutional Class Shares (NBMLX) | Neuberger Mid Cap Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund's Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Returns would have been lower/higher if the Manager had not reimbursed/recouped certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund's Institutional Class.
Performance Additional Market Index [Text]	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown.
Bar Chart [Heading]	year-by-year % Returns as of 12/31 each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best quarter:	Q2 2020	30.41%
Worst quarter:	Q2 2022	-20.73%
Year to Date performance as of:	09/30/2025	14.29%

Year to Date Return, Label [Optional Text]	Year to Date performance as of:
Bar Chart, Year to Date Return	14.29%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	30.41%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(20.73%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	average annual total % returns as of 12/31/2024
Performance Table Does Reflect Sales Loads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Mid Cap Growth Fund	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	24.53	10.66	10.84
Institutional Class Return After Taxes on Distributions	21.06	8.37	8.69
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	15.51	8.09	8.32
Class A Return Before Taxes	16.96	8.96	9.77
Class C Return Before Taxes	22.11	9.42	9.60
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	23.81	13.86	12.55
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)	22.10	11.47	11.54
Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)	15.34	9.92	9.63

Average Annual Return, Caption [Optional Text]	Mid Cap Growth Fund
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.nb.com
Performance Availability Phone [Text]	800-366-6264
Class A Shares (NBRAX), Class C Shares (NBRCX), Institutional Class Shares (NBRTX) | Neuberger Mid Cap Intrinsic Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund's Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund's Institutional Class.
Performance Additional Market Index [Text]	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown.
Bar Chart [Heading]	year-by-year % Returns as of 12/31 each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best quarter:	Q4 2020	28.64%
Worst quarter:	Q1 2020	-40.56%
Year to Date performance as of:	09/30/2025	8.00%

Year to Date Return, Label [Optional Text]	Year to Date performance as of:
Bar Chart, Year to Date Return	8.00%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	28.64%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(40.56%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	average annual total % returns as of 12/31/2024
Performance Table Does Reflect Sales Loads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Mid Cap Intrinsic Value Fund	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	9.20	6.94	6.02
Institutional Class Return After Taxes on Distributions	7.71	6.45	5.00
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	6.59	5.43	4.55
Class A Return Before Taxes	2.56	5.31	5.02
Class C Return Before Taxes	7.04	5.77	4.85
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	23.81	13.86	12.55
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	13.07	8.59	8.10
Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)	15.34	9.92	9.63

Average Annual Return, Caption [Optional Text]	Mid Cap Intrinsic Value Fund
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.nb.com
Performance Availability Phone [Text]	800-366-6264
Class A Shares (NMUAX), Class C Shares (NMUCX), Institutional Class Shares (NMULX) | Neuberger Multi-Cap Opportunities Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund's Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund's Institutional Class.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown.
Bar Chart [Heading]	year-by-year % Returns as of 12/31 each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best quarter:	Q2 2020	18.74%
Worst quarter:	Q1 2020	-24.94%
Year to Date performance as of:	09/30/2025	12.85%

Year to Date Return, Label [Optional Text]	Year to Date performance as of:
Bar Chart, Year to Date Return	12.85%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	18.74%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(24.94%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	average annual total % returns as of 12/31/2024
Performance Table Does Reflect Sales Loads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance [Table]
Multi-Cap Opportunities Fund	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	20.55	11.04	11.22
Institutional Class Return After Taxes on Distributions	19.76	6.23	7.64
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	12.77	7.89	8.39
Class A Return Before Taxes	13.23	9.32	10.15
Class C Return Before Taxes	18.17	9.82	10.00
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	25.02	14.53	13.10

Average Annual Return, Caption [Optional Text]	Multi-Cap Opportunities Fund
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Performance Availability Website Address [Text]	www.nb.com
Performance Availability Phone [Text]	800-366-6264
Class A Shares (NRAAX), Class C Shares (NRACX), Institutional Class Shares (NBSLX) | Neuberger Quality Equity Fund (formerly Neuberger Berman Sustainable Equity Fund)
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund's Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
As of May 16, 2024, the Fund changed its investment policy to become “non-diversified” under the Investment Company Act of 1940. Its performance prior to this change might have been different if current policies had been in effect.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund's Institutional Class.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown.
Bar Chart [Heading]	year-by-year % Returns as of 12/31 each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best quarter:	Q2 2020	19.31%
Worst quarter:	Q1 2020	-21.49%
Year to Date performance as of:	09/30/2025	10.39%

Year to Date Return, Label [Optional Text]	Year to Date performance as of:
Bar Chart, Year to Date Return	10.39%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	19.31%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(21.49%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	average annual total % returns as of 12/31/2024
Performance Table Does Reflect Sales Loads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Quality Equity Fund	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	28.37	14.47	11.82
Institutional Class Return After Taxes on Distributions	26.69	12.30	9.84
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	18.06	11.18	9.17
Class A Return Before Taxes	20.59	12.72	10.75
Class C Return Before Taxes	25.94	13.20	10.58
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	25.02	14.53	13.10

Average Annual Return, Caption [Optional Text]	Quality Equity Fund
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.nb.com
Performance Availability Phone [Text]	800-366-6264
Class A Shares (NREAX), Class C Shares (NRECX), Institutional Class Shares (NBRIX) | Neuberger Real Estate Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund's Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund's Institutional Class.
Performance Additional Market Index [Text]	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown.
Bar Chart [Heading]	year-by-year % Returns as of 12/31 each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best quarter:	Q4 2023	18.79%
Worst quarter:	Q1 2020	-17.57%
Year to Date performance as of:	09/30/2025	0.77%

Year to Date Return, Label [Optional Text]	Year to Date performance as of:
Bar Chart, Year to Date Return	0.77%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	18.79%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(17.57%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	average annual total % returns as of 12/31/2024
Performance Table Does Reflect Sales Loads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance [Table]
Real Estate Fund	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	5.19	3.82	6.18
Institutional Class Return After Taxes on Distributions	4.28	2.35	4.21
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	3.07	2.52	4.25
Class A Return Before Taxes	-1.22	2.23	5.18
Class C Return Before Taxes	3.05	2.67	5.01
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	25.02	14.53	13.10
FTSE Nareit All Equity REITs Index (reflects no deduction for fees, expenses or taxes)	4.92	3.29	5.83

Average Annual Return, Caption [Optional Text]	Real Estate Fund
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Performance Availability Website Address [Text]	www.nb.com
Performance Availability Phone [Text]	800-366-6264
Class A Shares (NSNAX), Class C Shares (NSNCX), Institutional Class Shares (NBSMX) | Neuberger Small Cap Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund's Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund's Institutional Class.
Performance Additional Market Index [Text]	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown.
Bar Chart [Heading]	year-by-year % Returns as of 12/31 each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best quarter:	Q2 2020	30.43%
Worst quarter:	Q1 2020	-20.56%
Year to Date performance as of:	09/30/2025	9.11%

Year to Date Return, Label [Optional Text]	Year to Date performance as of:
Bar Chart, Year to Date Return	9.11%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	30.43%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(20.56%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	average annual total % returns as of 12/31/2024
Performance Table Does Reflect Sales Loads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Small Cap Growth Fund	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	26.04	9.47	11.27
Institutional Class Return After Taxes on Distributions	25.92	8.19	9.49
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	15.52	7.10	8.48
Class A Return Before Taxes	18.38	7.79	10.22
Class C Return Before Taxes	23.65	8.26	10.05
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	23.81	13.86	12.55
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	15.15	6.86	8.09
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	11.54	7.40	7.82

Average Annual Return, Caption [Optional Text]	Small Cap Growth Fund
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.nb.com
Performance Availability Phone [Text]	800-366-6264
Class A Shares (NEQAX), Class C Shares (NEQCX), Institutional Class Shares (NEQIX) | Neuberger U.S. Equity Impact Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund's Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund's Institutional Class.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown.
Bar Chart [Heading]	year-by-year % Returns as of 12/31 each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best quarter:	Q4 2022	12.53%
Worst quarter:	Q2 2022	-17.20%
Year to Date performance as of:	09/30/2025	7.50%

Year to Date Return, Label [Optional Text]	Year to Date performance as of:
Bar Chart, Year to Date Return	7.50%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	12.53%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(17.20%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	average annual total % returns as of 12/31/2024
Performance Table Does Reflect Sales Loads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
U.S. Equity Impact Fund	1 Year	Since Inception (03/23/2021)
Institutional Class Return Before Taxes	16.78	5.46
Institutional Class Return After Taxes on Distributions	16.72	5.41
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	9.98	4.23
Class A Return Before Taxes	9.66	3.44
Class C Return Before Taxes	14.37	4.28
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	23.81	11.22

Average Annual Return, Caption [Optional Text]	U.S. Equity Impact Fund
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.nb.com
Performance Availability Phone [Text]	800-366-6264
Class R6 Shares (NREMX) | Neuberger Emerging Markets Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.
Returns would have been lower/higher if the Manager had not reimbursed/recouped certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index.
Bar Chart [Heading]	year-by-year % Returns as of 12/31 each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best quarter:	Q2 2020	18.05%
Worst quarter:	Q1 2020	-23.70%
Year to Date performance as of:	09/30/2025	30.91%

Year to Date Return, Label [Optional Text]	Year to Date performance as of:
Bar Chart, Year to Date Return	30.91%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	18.05%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(23.70%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	average annual total % returns as of 12/31/2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance [Table]
Emerging Markets Equity Fund	1 Year	5 Years	10 Years
Return Before Taxes	12.96	-0.18	2.96
Return After Taxes on Distributions	12.89	-0.37	2.74
Return After Taxes on Distributions and Sale of Fund Shares	7.72	-0.14	2.30
MSCI Emerging Markets Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)	7.50	1.70	3.64

Average Annual Return, Caption [Optional Text]	Emerging Markets Equity Fund
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and
Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Performance Availability Website Address [Text]	www.nb.com
Performance Availability Phone [Text]	800-366-6264
Class R6 Shares (NRGSX) | Neuberger Genesis Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus.
Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Additional Market Index [Text]	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Bar Chart [Heading]	year-by-year % Returns as of 12/31 each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best quarter:	Q2 2020	24.90%
Worst quarter:	Q1 2020	-20.95%
Year to Date performance as of:	09/30/2025	-2.91%

Year to Date Return, Label [Optional Text]	Year to Date performance as of:
Bar Chart, Year to Date Return	(2.91%)
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	24.90%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(20.95%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	average annual total % returns as of 12/31/2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Genesis Fund	1 Year	5 Years	10 Years
Return Before Taxes	9.31	8.74	9.80
Return After Taxes on Distributions	8.78	7.21	7.82
Return After Taxes on Distributions and Sale of Fund Shares	5.93	6.76	7.51
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	23.81	13.86	12.55
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	11.54	7.40	7.82

Average Annual Return, Caption [Optional Text]	Genesis Fund
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.nb.com
Performance Availability Phone [Text]	800-366-6264
Class R6 Shares (NRIQX) | Neuberger International Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.
Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index.
Bar Chart [Heading]	year-by-year % Returns as of 12/31 each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best quarter:	Q2 2020	21.42%
Worst quarter:	Q1 2020	-23.27%
Year to Date performance as of:	09/30/2025	18.21%

Year to Date Return, Label [Optional Text]	Year to Date performance as of:
Bar Chart, Year to Date Return	18.21%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	21.42%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(23.27%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	average annual total % returns as of 12/31/2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance [Table]
International Equity Fund	1 Year	5 Years	10 Years
Return Before Taxes	5.44	4.08	5.34
Return After Taxes on Distributions	4.15	2.63	4.41
Return After Taxes on Distributions and Sale of Fund Shares	3.85	3.09	4.19
MSCI EAFE® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)	3.82	4.73	5.20

Average Annual Return, Caption [Optional Text]	International Equity Fund
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and
Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Performance Availability Website Address [Text]	www.nb.com
Performance Availability Phone [Text]	800-366-6264
Class R6 Shares (NRILX) | Neuberger International Select Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.
The following performance prior to April 17, 2017 is that of the Fund’s Trust Class. Because Trust Class has higher expenses than Class R6, its performance typically would have been lower than that of Class R6.
Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	The following performance prior to April 17, 2017 is that of the Fund’s Trust Class. Because Trust Class has higher expenses than Class R6, its performance typically would have been lower than that of Class R6.
Bar Chart [Heading]	year-by-year % Returns as of 12/31 each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best quarter:	Q2 2020	20.83%
Worst quarter:	Q1 2020	-22.18%
Year to Date performance as of:	09/30/2025	17.62%

Year to Date Return, Label [Optional Text]	Year to Date performance as of:
Bar Chart, Year to Date Return	17.62%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	20.83%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(22.18%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	average annual total % returns as of 12/31/2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance [Table]
International Select Fund	1 Year	5 Years	10 Years
Return Before Taxes	4.59	4.35	5.32
Return After Taxes on Distributions	3.64	3.14	4.49
Return After Taxes on Distributions and Sale of Fund Shares	3.19	3.32	4.17
MSCI EAFE® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)	3.82	4.73	5.20

Average Annual Return, Caption [Optional Text]	International Select Fund
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and
Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Performance Availability Website Address [Text]	www.nb.com
Performance Availability Phone [Text]	800-366-6264
Class R6 Shares (NRINX) | Neuberger Intrinsic Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus.
As of May 7, 2010, the Fund became the successor to DJG Small Cap Value Fund L.P., an unregistered limited partnership (“DJG Fund”); DJG Fund was the successor to The DJG Small Cap Value Fund, an unregistered commingled investment account (“DJG Account”). The performance after September 12, 2008 is that of DJG Fund and the performance from July 8, 1997 (the Fund’s commencement of operations) to September 11, 2008 is that of DJG Account. On May 7, 2010, the DJG Fund transferred its assets to the Fund in exchange for the Fund’s Institutional Class shares. The investment policies, objectives, guidelines and restrictions of the Fund are in all material respects equivalent to those of DJG Fund and DJG Account (the “Predecessors”). As a mutual fund registered under the Investment Company Act of 1940, the Fund is subject to certain restrictions under the 1940 Act and the Internal Revenue Code to which the Predecessors were not subject. Had the Predecessors been registered under the 1940 Act and been subject to the provisions of the 1940 Act and the Code, their investment performance may have been adversely affected. The performance information reflects the actual expenses of the Predecessors.
The Predecessors did not have distribution policies. The Predecessors were an unregistered limited partnership and an unregistered commingled investment account, did not qualify as regulated investment companies for federal income tax purposes and did not pay dividends or other distributions. As a result of the different tax treatment, we are unable to show the after-tax returns for the Fund prior to May 7, 2010.
The following performance prior to May 7, 2010 is that of the Fund’s Predecessors, and that of the Fund’s Institutional Class from May 7, 2010 to January 18, 2019. Because the Institutional Class has higher expenses than Class R6, its performance typically would have been lower than that of Class R6.
Returns would have been lower/higher if the Manager had not reimbursed/recouped certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Additional Market Index [Text]	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	The following performance prior to May 7, 2010 is that of the Fund’s Predecessors, and that of the Fund’s Institutional Class from May 7, 2010 to January 18, 2019. Because the Institutional Class has higher expenses than Class R6, its performance typically would have been lower than that of Class R6.
Bar Chart [Heading]	year-by-year % Returns as of 12/31 each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best quarter:	Q4 2020	38.75%
Worst quarter:	Q1 2020	-30.69%
Year to Date performance as of:	09/30/2025	13.25%

Year to Date Return, Label [Optional Text]	Year to Date performance as of:
Bar Chart, Year to Date Return	13.25%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	38.75%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(30.69%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	average annual total % returns as of 12/31/2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Intrinsic Value Fund	1 Year	5 Years	10 Years	Since Inception (7/8/1997)
Return Before Taxes	7.71	9.60	8.59	10.65
Return After Taxes on Distributions	7.49	8.93	7.54	N/A
Return After Taxes on Distributions and Sale of Fund Shares	4.74	7.55	6.70	N/A
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	23.81	13.86	12.55	9.03
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	8.05	7.29	7.14	8.34
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	11.54	7.40	7.82	7.91

Average Annual Return, Caption [Optional Text]	Intrinsic Value Fund
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.nb.com
Performance Availability Phone [Text]	800-366-6264
Class R6 Shares (NGRDX) | Neuberger Large Cap Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus.
The following performance prior to March 29, 2019 is that of the Fund’s Investor Class. Because Investor Class has higher expenses than Class R6, its performance typically would have been lower than that of Class R6.
Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Additional Market Index [Text]	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	The following performance prior to March 29, 2019 is that of the Fund’s Investor Class. Because Investor Class has higher expenses than Class R6, its performance typically would have been lower than that of Class R6.
Bar Chart [Heading]	year-by-year % Returns as of 12/31 each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best quarter:	Q2 2020	25.23%
Worst quarter:	Q4 2018	-16.86%
Year to Date performance as of:	09/30/2025	14.20%

Year to Date Return, Label [Optional Text]	Year to Date performance as of:
Bar Chart, Year to Date Return	14.20%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	25.23%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(16.86%)
Lowest Quarterly Return, Date	Dec. 31, 2018
Performance Table Heading	average annual total % returns as of 12/31/2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Large Cap Growth Fund	1 Year	5 Years	10 Years
Return Before Taxes	23.95	17.16	13.86
Return After Taxes on Distributions	22.29	15.09	11.56
Return After Taxes on Distributions and Sale of Fund Shares	15.45	13.35	10.61
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	25.02	14.53	13.10
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	33.36	18.96	16.78

Average Annual Return, Caption [Optional Text]	Large Cap Growth Fund
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.nb.com
Performance Availability Phone [Text]	800-366-6264
Class R6 Shares (NRLCX) | Neuberger Large Cap Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus.
The following performance prior to January 18, 2019 is that of the Fund’s Investor Class. Because Investor Class has higher expenses than Class R6, its performance typically would have been lower than that of Class R6.
Returns would have been lower/higher if the Manager had not reimbursed/recouped certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Additional Market Index [Text]	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	The following performance prior to January 18, 2019 is that of the Fund’s Investor Class. Because Investor Class has higher expenses than Class R6, its performance typically would have been lower than that of Class R6.
Bar Chart [Heading]	year-by-year % Returns as of 12/31 each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best quarter:	Q4 2020	28.74%
Worst quarter:	Q1 2020	-26.80%
Year to Date performance as of:	09/30/2025	13.90%

Year to Date Return, Label [Optional Text]	Year to Date performance as of:
Bar Chart, Year to Date Return	13.90%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	28.74%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(26.80%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	average annual total % returns as of 12/31/2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Large Cap Value Fund	1 Year	5 Years	10 Years
Return Before Taxes	11.21	9.84	9.64
Return After Taxes on Distributions	10.60	9.08	8.21
Return After Taxes on Distributions and Sale of Fund Shares	7.09	7.71	7.39
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	24.51	14.28	12.87
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	14.37	8.68	8.49

Average Annual Return, Caption [Optional Text]	Large Cap Value Fund
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.nb.com
Performance Availability Phone [Text]	800-366-6264
Class R6 Shares (NRMGX) | Neuberger Mid Cap Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus.
Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Additional Market Index [Text]	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Bar Chart [Heading]	year-by-year % Returns as of 12/31 each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best quarter:	Q2 2020	30.32%
Worst quarter:	Q2 2022	-20.65%
Year to Date performance as of:	09/30/2025	14.41%

Year to Date Return, Label [Optional Text]	Year to Date performance as of:
Bar Chart, Year to Date Return	14.41%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	30.32%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(20.65%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	average annual total % returns as of 12/31/2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Mid Cap Growth Fund	1 Year	5 Years	10 Years
Return Before Taxes	24.67	10.76	10.94
Return After Taxes on Distributions	21.21	8.48	8.80
Return After Taxes on Distributions and Sale of Fund Shares	15.59	8.18	8.41
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	23.81	13.86	12.55
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)	22.10	11.47	11.54
Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)	15.34	9.92	9.63

Average Annual Return, Caption [Optional Text]	Mid Cap Growth Fund
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.nb.com
Performance Availability Phone [Text]	800-366-6264
Class R6 Shares (NBMRX) | Neuberger Mid Cap Intrinsic Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus.
The following performance prior to March 29, 2019 is that of the Fund’s Investor Class. Because Investor Class has higher expenses than Class R6, its performance typically would have been lower than that of Class R6.
Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Additional Market Index [Text]	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	The following performance prior to March 29, 2019 is that of the Fund’s Investor Class. Because Investor Class has higher expenses than Class R6, its performance typically would have been lower than that of Class R6.
Bar Chart [Heading]	year-by-year % Returns as of 12/31 each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best quarter:	Q4 2020	28.60%
Worst quarter:	Q1 2020	-40.48%
Year to Date performance as of:	09/30/2025	8.04%

Year to Date Return, Label [Optional Text]	Year to Date performance as of:
Bar Chart, Year to Date Return	8.04%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	28.60%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(40.48%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	average annual total % returns as of 12/31/2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Mid Cap Intrinsic Value Fund	1 Year	5 Years	10 Years
Return Before Taxes	9.34	7.06	5.96
Return After Taxes on Distributions	7.83	6.54	4.96
Return After Taxes on Distributions and Sale of Fund Shares	6.68	5.53	4.52
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	23.81	13.86	12.55
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	13.07	8.59	8.10
Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)	15.34	9.92	9.63

Average Annual Return, Caption [Optional Text]	Mid Cap Intrinsic Value Fund
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.nb.com
Performance Availability Phone [Text]	800-366-6264
Class R6 Shares (NRSRX) | Neuberger Quality Equity Fund (formerly Neuberger Berman Sustainable Equity Fund)
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.
Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
As of May 16, 2024, the Fund changed its investment policy to become “non-diversified” under the Investment Company Act of 1940. Its performance prior to this change might have been different if current policies had been in effect.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index.
Bar Chart [Heading]	year-by-year % Returns as of 12/31 each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best quarter:	Q2 2020	19.35%
Worst quarter:	Q1 2020	-21.47%
Year to Date performance as of:	09/30/2025	10.45%

Year to Date Return, Label [Optional Text]	Year to Date performance as of:
Bar Chart, Year to Date Return	10.45%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	19.35%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(21.47%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	average annual total % returns as of 12/31/2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Quality Equity Fund	1 Year	5 Years	10 Years
Return Before Taxes	28.50	14.59	11.92
Return After Taxes on Distributions	26.82	12.39	9.92
Return After Taxes on Distributions and Sale of Fund Shares	18.15	11.27	9.25
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	25.02	14.53	13.10

Average Annual Return, Caption [Optional Text]	Quality Equity Fund
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.nb.com
Performance Availability Phone [Text]	800-366-6264
Class R6 Shares (NRREX) | Neuberger Real Estate Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus.
Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Additional Market Index [Text]	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Bar Chart [Heading]	year-by-year % Returns as of 12/31 each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best quarter:	Q4 2023	18.75%
Worst quarter:	Q1 2020	-17.56%
Year to Date performance as of:	09/30/2025	0.92%

Year to Date Return, Label [Optional Text]	Year to Date performance as of:
Bar Chart, Year to Date Return	0.92%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	18.75%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(17.56%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	average annual total % returns as of 12/31/2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance [Table]
Real Estate Fund	1 Year	5 Years	10 Years
Return Before Taxes	5.30	3.92	6.27
Return After Taxes on Distributions	4.35	2.40	4.26
Return After Taxes on Distributions and Sale of Fund Shares	3.14	2.58	4.30
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	25.02	14.53	13.10
FTSE Nareit All Equity REITs Index (reflects no deduction for fees, expenses or taxes)	4.92	3.29	5.83

Average Annual Return, Caption [Optional Text]	Real Estate Fund
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and
Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Performance Availability Website Address [Text]	www.nb.com
Performance Availability Phone [Text]	800-366-6264
Class R6 Shares (NSRSX) | Neuberger Small Cap Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus.
The following performance prior to September 7, 2018 is that of the Fund’s Investor Class. Because Investor Class has higher expenses than Class R6, its performance typically would have been lower than that of Class R6.
Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Additional Market Index [Text]	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	The following performance prior to September 7, 2018 is that of the Fund’s Investor Class. Because Investor Class has higher expenses than Class R6, its performance typically would have been lower than that of Class R6.
Bar Chart [Heading]	year-by-year % Returns as of 12/31 each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best quarter:	Q2 2020	30.43%
Worst quarter:	Q1 2020	-20.53%
Year to Date performance as of:	09/30/2025	9.19%

Year to Date Return, Label [Optional Text]	Year to Date performance as of:
Bar Chart, Year to Date Return	9.19%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	30.43%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(20.53%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	average annual total % returns as of 12/31/2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Small Cap Growth Fund	1 Year	5 Years	10 Years
Return Before Taxes	26.17	9.58	11.22
Return After Taxes on Distributions	26.04	8.30	9.40
Return After Taxes on Distributions and Sale of Fund Shares	15.60	7.19	8.40
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	23.81	13.86	12.55
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	15.15	6.86	8.09
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	11.54	7.40	7.82

Average Annual Return, Caption [Optional Text]	Small Cap Growth Fund
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.nb.com
Performance Availability Phone [Text]	800-366-6264
Class R3 Shares (NEMRX) | Neuberger Emerging Markets Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.
Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index.
Bar Chart [Heading]	year-by-year % Returns as of 12/31 each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best quarter:	Q2 2020	17.87%
Worst quarter:	Q1 2020	-23.88%
Year to Date performance as of:	09/30/2025	30.16%

Year to Date Return, Label [Optional Text]	Year to Date performance as of:
Bar Chart, Year to Date Return	30.16%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	17.87%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(23.88%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	average annual total % returns as of 12/31/2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance [Table]
Emerging Markets Equity Fund	1 Year	5 Years	10 Years
Return Before Taxes	12.16	-0.95	2.19
Return After Taxes on Distributions	12.16	-1.02	2.11
Return After Taxes on Distributions and Sale of Fund Shares	7.20	-0.72	1.70
MSCI Emerging Markets Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)	7.50	1.70	3.64

Average Annual Return, Caption [Optional Text]	Emerging Markets Equity Fund
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and
Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Performance Availability Website Address [Text]	www.nb.com
Performance Availability Phone [Text]	800-366-6264
Class R3 Shares (NBHRX) | Neuberger Equity Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus.
Returns would have been lower/higher if the Manager had not reimbursed/recouped certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Additional Market Index [Text]	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Bar Chart [Heading]	year-by-year % Returns as of 12/31 each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best quarter:	Q2 2020	11.73%
Worst quarter:	Q1 2020	-22.18%
Year to Date performance as of:	09/30/2025	15.39%

Year to Date Return, Label [Optional Text]	Year to Date performance as of:
Bar Chart, Year to Date Return	15.39%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	11.73%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(22.18%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	average annual total % returns as of 12/31/2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Equity Income Fund	1 Year	5 Years	10 Years
Return Before Taxes	12.74	6.49	6.77
Return After Taxes on Distributions	11.10	4.98	5.29
Return After Taxes on Distributions and Sale of Fund Shares	8.74	4.94	5.17
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	24.51	14.28	12.87
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	14.37	8.68	8.49

Average Annual Return, Caption [Optional Text]	Equity Income Fund
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.nb.com
Performance Availability Phone [Text]	800-366-6264
Class R3 Shares (NBNRX) | Neuberger International Select Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.
Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index.
Bar Chart [Heading]	year-by-year % Returns as of 12/31 each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best quarter:	Q2 2020	20.64%
Worst quarter:	Q1 2020	-22.31%
Year to Date performance as of:	09/30/2025	16.98%

Year to Date Return, Label [Optional Text]	Year to Date performance as of:
Bar Chart, Year to Date Return	16.98%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	20.64%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(22.31%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	average annual total % returns as of 12/31/2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance [Table]
International Select Fund	1 Year	5 Years	10 Years
Return Before Taxes	3.91	3.64	4.69
Return After Taxes on Distributions	3.14	2.59	4.00
Return After Taxes on Distributions and Sale of Fund Shares	2.71	2.78	3.68
MSCI EAFE® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)	3.82	4.73	5.20

Average Annual Return, Caption [Optional Text]	International Select Fund
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and
Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Performance Availability Website Address [Text]	www.nb.com
Performance Availability Phone [Text]	800-366-6264
Class R3 Shares (NGDRX) | Neuberger Large Cap Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus.
Returns would have been lower/higher if the Manager had not reimbursed/recouped certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Additional Market Index [Text]	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Bar Chart [Heading]	year-by-year % Returns as of 12/31 each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best quarter:	Q2 2020	24.98%
Worst quarter:	Q4 2018	-16.93%
Year to Date performance as of:	09/30/2025	13.54%

Year to Date Return, Label [Optional Text]	Year to Date performance as of:
Bar Chart, Year to Date Return	13.54%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	24.98%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(16.93%)
Lowest Quarterly Return, Date	Dec. 31, 2018
Performance Table Heading	average annual total % returns as of 12/31/2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Large Cap Growth Fund	1 Year	5 Years	10 Years
Return Before Taxes	23.08	16.33	13.16
Return After Taxes on Distributions	21.45	14.32	10.79
Return After Taxes on Distributions and Sale of Fund Shares	14.91	12.68	9.91
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	25.02	14.53	13.10
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	33.36	18.96	16.78

Average Annual Return, Caption [Optional Text]	Large Cap Growth Fund
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.nb.com
Performance Availability Phone [Text]	800-366-6264
Class R3 Shares (NPNRX) | Neuberger Large Cap Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus.
Returns would have been lower/higher if the Manager had not reimbursed/recouped certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Additional Market Index [Text]	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Bar Chart [Heading]	year-by-year % Returns as of 12/31 each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best quarter:	Q4 2020	28.49%
Worst quarter:	Q1 2020	-26.93%
Year to Date performance as of:	09/30/2025	13.27%

Year to Date Return, Label [Optional Text]	Year to Date performance as of:
Bar Chart, Year to Date Return	13.27%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	28.49%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(26.93%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	average annual total % returns as of 12/31/2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Large Cap Value Fund	1 Year	5 Years	10 Years
Return Before Taxes	10.39	9.04	8.94
Return After Taxes on Distributions	9.98	8.45	7.35
Return After Taxes on Distributions and Sale of Fund Shares	6.46	7.08	6.57
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	24.51	14.28	12.87
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	14.37	8.68	8.49

Average Annual Return, Caption [Optional Text]	Large Cap Value Fund
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.nb.com
Performance Availability Phone [Text]	800-366-6264
Class R3 Shares (NMGRX) | Neuberger Mid Cap Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus.
Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Additional Market Index [Text]	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Bar Chart [Heading]	year-by-year % Returns as of 12/31 each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best quarter:	Q2 2020	30.05%
Worst quarter:	Q2 2022	-20.79%
Year to Date performance as of:	09/30/2025	13.78%

Year to Date Return, Label [Optional Text]	Year to Date performance as of:
Bar Chart, Year to Date Return	13.78%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	30.05%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(20.79%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	average annual total % returns as of 12/31/2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Mid Cap Growth Fund	1 Year	5 Years	10 Years
Return Before Taxes	23.76	9.94	10.14
Return After Taxes on Distributions	20.23	7.64	8.13
Return After Taxes on Distributions and Sale of Fund Shares	15.07	7.51	7.84
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	23.81	13.86	12.55
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)	22.10	11.47	11.54
Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)	15.34	9.92	9.63

Average Annual Return, Caption [Optional Text]	Mid Cap Growth Fund
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.nb.com
Performance Availability Phone [Text]	800-366-6264
Class R3 Shares (NBRRX) | Neuberger Mid Cap Intrinsic Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus.
Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Additional Market Index [Text]	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Bar Chart [Heading]	year-by-year % Returns as of 12/31 each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best quarter:	Q4 2020	28.37%
Worst quarter:	Q1 2020	-40.61%
Year to Date performance as of:	09/30/2025	7.50%

Year to Date Return, Label [Optional Text]	Year to Date performance as of:
Bar Chart, Year to Date Return	7.50%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	28.37%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(40.61%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	average annual total % returns as of 12/31/2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Mid Cap Intrinsic Value Fund	1 Year	5 Years	10 Years
Return Before Taxes	8.53	6.29	5.37
Return After Taxes on Distributions	7.17	5.93	4.40
Return After Taxes on Distributions and Sale of Fund Shares	6.08	4.93	3.98
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	23.81	13.86	12.55
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	13.07	8.59	8.10
Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)	15.34	9.92	9.63

Average Annual Return, Caption [Optional Text]	Mid Cap Intrinsic Value Fund
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.nb.com
Performance Availability Phone [Text]	800-366-6264
Class R3 Shares (NRARX) | Neuberger Quality Equity Fund (formerly Neuberger Berman Sustainable Equity Fund)
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.
Returns would have been lower/higher if the Manager had not reimbursed/recouped certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
As of May 16, 2024, the Fund changed its investment policy to become “non-diversified” under the Investment Company Act of 1940. Its performance prior to this change might have been different if current policies had been in effect.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index.
Bar Chart [Heading]	year-by-year % Returns as of 12/31 each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best quarter:	Q2 2020	19.16%
Worst quarter:	Q1 2020	-21.63%
Year to Date performance as of:	09/30/2025	9.86%

Year to Date Return, Label [Optional Text]	Year to Date performance as of:
Bar Chart, Year to Date Return	9.86%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	19.16%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(21.63%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	average annual total % returns as of 12/31/2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Quality Equity Fund	1 Year	5 Years	10 Years
Return Before Taxes	27.62	13.77	11.13
Return After Taxes on Distributions	25.97	11.70	9.09
Return After Taxes on Distributions and Sale of Fund Shares	17.60	10.63	8.47
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	25.02	14.53	13.10

Average Annual Return, Caption [Optional Text]	Quality Equity Fund
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.nb.com
Performance Availability Phone [Text]	800-366-6264
Class R3 Shares (NRERX) | Neuberger Real Estate Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus.
Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Additional Market Index [Text]	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Bar Chart [Heading]	year-by-year % Returns as of 12/31 each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best quarter:	Q4 2023	18.54%
Worst quarter:	Q1 2020	-17.70%
Year to Date performance as of:	09/30/2025	0.39%

Year to Date Return, Label [Optional Text]	Year to Date performance as of:
Bar Chart, Year to Date Return	0.39%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	18.54%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(17.70%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	average annual total % returns as of 12/31/2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance [Table]
Real Estate Fund	1 Year	5 Years	10 Years
Return Before Taxes	4.50	3.18	5.53
Return After Taxes on Distributions	3.85	1.97	3.82
Return After Taxes on Distributions and Sale of Fund Shares	2.66	2.15	3.87
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	25.02	14.53	13.10
FTSE Nareit All Equity REITs Index (reflects no deduction for fees, expenses or taxes)	4.92	3.29	5.83

Average Annual Return, Caption [Optional Text]	Real Estate Fund
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and
Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Performance Availability Website Address [Text]	www.nb.com
Performance Availability Phone [Text]	800-366-6264
Class R3 Shares (NSNRX) | Neuberger Small Cap Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus.
Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Additional Market Index [Text]	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Bar Chart [Heading]	year-by-year % Returns as of 12/31 each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best quarter:	Q2 2020	30.19%
Worst quarter:	Q1 2020	-20.65%
Year to Date performance as of:	09/30/2025	8.62%

Year to Date Return, Label [Optional Text]	Year to Date performance as of:
Bar Chart, Year to Date Return	8.62%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	30.19%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(20.65%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	average annual total % returns as of 12/31/2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Small Cap Growth Fund	1 Year	5 Years	10 Years
Return Before Taxes	25.27	8.81	10.60
Return After Taxes on Distributions	25.14	7.53	8.69
Return After Taxes on Distributions and Sale of Fund Shares	15.06	6.57	7.78
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	23.81	13.86	12.55
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	15.15	6.86	8.09
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	11.54	7.40	7.82

Average Annual Return, Caption [Optional Text]	Small Cap Growth Fund
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.nb.com
Performance Availability Phone [Text]	800-366-6264
Investor Class Shares (NBSSX) | Neuberger Focus Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.
Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index.
Bar Chart [Heading]	year-by-year % Returns as of 12/31 each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best quarter:	Q2 2020	23.08%
Worst quarter:	Q2 2022	-20.14%
Year to Date performance as of:	09/30/2025	18.69%

Year to Date Return, Label [Optional Text]	Year to Date performance as of:
Bar Chart, Year to Date Return	18.69%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	23.08%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(20.14%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	average annual total % returns as of 12/31/2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Focus Fund	1 Year	5 Years	10 Years
Return Before Taxes	21.64	8.99	8.69
Return After Taxes on Distributions	21.59	7.67	6.87
Return After Taxes on Distributions and Sale of Fund Shares	12.85	6.89	6.51
MSCI All Country World Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)	17.49	10.06	9.23

Average Annual Return, Caption [Optional Text]	Focus Fund
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.nb.com
Performance Availability Phone [Text]	800-877-9700
Investor Class Shares (NBGNX) | Neuberger Genesis Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus.
Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Additional Market Index [Text]	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Bar Chart [Heading]	year-by-year % Returns as of 12/31 each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best quarter:	Q2 2020	24.83%
Worst quarter:	Q1 2020	-21.01%
Year to Date performance as of:	09/30/2025	-3.10%

Year to Date Return, Label [Optional Text]	Year to Date performance as of:
Bar Chart, Year to Date Return	(3.10%)
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	24.83%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(21.01%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	average annual total % returns as of 12/31/2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Genesis Fund	1 Year	5 Years	10 Years
Return Before Taxes	9.04	8.47	9.52
Return After Taxes on Distributions	8.52	6.97	7.35
Return After Taxes on Distributions and Sale of Fund Shares	5.76	6.54	7.06
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	23.81	13.86	12.55
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	11.54	7.40	7.82

Average Annual Return, Caption [Optional Text]	Genesis Fund
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.nb.com
Performance Availability Phone [Text]	800-877-9700
Investor Class Shares (NIQVX) | Neuberger International Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.
Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index.
Bar Chart [Heading]	year-by-year % Returns as of 12/31 each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best quarter:	Q2 2020	21.35%
Worst quarter:	Q1 2020	-23.35%
Year to Date performance as of:	09/30/2025	17.86%

Year to Date Return, Label [Optional Text]	Year to Date performance as of:
Bar Chart, Year to Date Return	17.86%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	21.35%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(23.35%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	average annual total % returns as of 12/31/2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance [Table]
International Equity Fund	1 Year	5 Years	10 Years
Return Before Taxes	5.20	3.75	5.05
Return After Taxes on Distributions	4.03	2.40	4.25
Return After Taxes on Distributions and Sale of Fund Shares	3.67	2.85	3.99
MSCI EAFE® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)	3.82	4.73	5.20

Average Annual Return, Caption [Optional Text]	International Equity Fund
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and
Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Performance Availability Website Address [Text]	www.nb.com
Performance Availability Phone [Text]	800-877-9700
Investor Class Shares (NGUAX) | Neuberger Large Cap Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus.
Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Additional Market Index [Text]	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Bar Chart [Heading]	year-by-year % Returns as of 12/31 each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best quarter:	Q2 2020	25.19%
Worst quarter:	Q4 2018	-16.86%
Year to Date performance as of:	09/30/2025	13.97%

Year to Date Return, Label [Optional Text]	Year to Date performance as of:
Bar Chart, Year to Date Return	13.97%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	25.19%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(16.86%)
Lowest Quarterly Return, Date	Dec. 31, 2018
Performance Table Heading	average annual total % returns as of 12/31/2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Large Cap Growth Fund	1 Year	5 Years	10 Years
Return Before Taxes	23.71	16.93	13.72
Return After Taxes on Distributions	22.10	14.90	11.46
Return After Taxes on Distributions and Sale of Fund Shares	15.27	13.17	10.51
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	25.02	14.53	13.10
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	33.36	18.96	16.78

Average Annual Return, Caption [Optional Text]	Large Cap Growth Fund
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.nb.com
Performance Availability Phone [Text]	800-877-9700
Investor Class Shares (NPRTX) | Neuberger Large Cap Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus.
Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Additional Market Index [Text]	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Bar Chart [Heading]	year-by-year % Returns as of 12/31 each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best quarter:	Q4 2020	28.65%
Worst quarter:	Q1 2020	-26.83%
Year to Date performance as of:	09/30/2025	13.68%

Year to Date Return, Label [Optional Text]	Year to Date performance as of:
Bar Chart, Year to Date Return	13.68%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	28.65%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(26.83%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	average annual total % returns as of 12/31/2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Large Cap Value Fund	1 Year	5 Years	10 Years
Return Before Taxes	10.94	9.57	9.47
Return After Taxes on Distributions	10.39	8.88	8.09
Return After Taxes on Distributions and Sale of Fund Shares	6.89	7.50	7.26
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	24.51	14.28	12.87
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	14.37	8.68	8.49

Average Annual Return, Caption [Optional Text]	Large Cap Value Fund
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.nb.com
Performance Availability Phone [Text]	800-877-9700
Investor Class Shares (NMANX) | Neuberger Mid Cap Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus.
Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Additional Market Index [Text]	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Bar Chart [Heading]	year-by-year % Returns as of 12/31 each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best quarter:	Q2 2020	30.24%
Worst quarter:	Q2 2022	-20.70%
Year to Date performance as of:	09/30/2025	14.21%

Year to Date Return, Label [Optional Text]	Year to Date performance as of:
Bar Chart, Year to Date Return	14.21%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	30.24%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(20.70%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	average annual total % returns as of 12/31/2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Mid Cap Growth Fund	1 Year	5 Years	10 Years
Return Before Taxes	24.30	10.48	10.65
Return After Taxes on Distributions	20.82	8.19	8.50
Return After Taxes on Distributions and Sale of Fund Shares	15.38	7.94	8.15
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	23.81	13.86	12.55
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)	22.10	11.47	11.54
Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)	15.34	9.92	9.63

Average Annual Return, Caption [Optional Text]	Mid Cap Growth Fund
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.nb.com
Performance Availability Phone [Text]	800-877-9700
Investor Class Shares (NBRVX) | Neuberger Mid Cap Intrinsic Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus.
Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Additional Market Index [Text]	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Bar Chart [Heading]	year-by-year % Returns as of 12/31 each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best quarter:	Q4 2020	28.35%
Worst quarter:	Q1 2020	-40.56%
Year to Date performance as of:	09/30/2025	7.91%

Year to Date Return, Label [Optional Text]	Year to Date performance as of:
Bar Chart, Year to Date Return	7.91%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	28.35%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(40.56%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	average annual total % returns as of 12/31/2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Mid Cap Intrinsic Value Fund	1 Year	5 Years	10 Years
Return Before Taxes	9.12	6.79	5.80
Return After Taxes on Distributions	7.66	6.33	4.84
Return After Taxes on Distributions and Sale of Fund Shares	6.51	5.32	4.39
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	23.81	13.86	12.55
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	13.07	8.59	8.10
Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)	15.34	9.92	9.63

Average Annual Return, Caption [Optional Text]	Mid Cap Intrinsic Value Fund
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.nb.com
Performance Availability Phone [Text]	800-877-9700
Investor Class Shares (NBSRX) | Neuberger Quality Equity Fund (formerly Neuberger Berman Sustainable Equity Fund)
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.
Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
As of May 16, 2024, the Fund changed its investment policy to become “non-diversified” under the Investment Company Act of 1940. Its performance prior to this change might have been different if current policies had been in effect.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index.
Bar Chart [Heading]	year-by-year % Returns as of 12/31 each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best quarter:	Q2 2020	19.28%
Worst quarter:	Q1 2020	-21.54%
Year to Date performance as of:	09/30/2025	10.22%

Year to Date Return, Label [Optional Text]	Year to Date performance as of:
Bar Chart, Year to Date Return	10.22%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	19.28%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(21.54%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	average annual total % returns as of 12/31/2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Quality Equity Fund	1 Year	5 Years	10 Years
Return Before Taxes	28.19	14.28	11.62
Return After Taxes on Distributions	26.55	12.15	9.69
Return After Taxes on Distributions and Sale of Fund Shares	17.93	11.03	9.02
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	25.02	14.53	13.10

Average Annual Return, Caption [Optional Text]	Quality Equity Fund
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.nb.com
Performance Availability Phone [Text]	800-877-9700
Investor Class Shares (NBMIX) | Neuberger Small Cap Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus.
Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Additional Market Index [Text]	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Bar Chart [Heading]	year-by-year % Returns as of 12/31 each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best quarter:	Q2 2020	30.34%
Worst quarter:	Q1 2020	-20.60%
Year to Date performance as of:	09/30/2025	9.03%

Year to Date Return, Label [Optional Text]	Year to Date performance as of:
Bar Chart, Year to Date Return	9.03%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	30.34%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(20.60%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	average annual total % returns as of 12/31/2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Small Cap Growth Fund	1 Year	5 Years	10 Years
Return Before Taxes	25.90	9.31	11.02
Return After Taxes on Distributions	25.77	8.03	9.21
Return After Taxes on Distributions and Sale of Fund Shares	15.43	6.97	8.23
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	23.81	13.86	12.55
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	15.15	6.86	8.09
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	11.54	7.40	7.82

Average Annual Return, Caption [Optional Text]	Small Cap Growth Fund
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.nb.com
Performance Availability Phone [Text]	800-877-9700
Advisor Class Shares (NBFAX), Trust Class Shares (NBFCX) | Neuberger Focus Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Trust Class. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.
Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Trust Class. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index.
Bar Chart [Heading]	year-by-year % Returns as of 12/31 each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best quarter:	Q2 2020	23.03%
Worst quarter:	Q2 2022	-20.22%
Year to Date performance as of:	09/30/2025	18.47%

Year to Date Return, Label [Optional Text]	Year to Date performance as of:
Bar Chart, Year to Date Return	18.47%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	23.03%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(20.22%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	average annual total % returns as of 12/31/2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Focus Fund	1 Year	5 Years	10 Years
Trust Class Return Before Taxes	21.42	8.78	8.49
Trust Class Return After Taxes on Distributions	21.40	7.48	6.30
Trust Class Return After Taxes on Distributions and Sale of Fund Shares	12.70	6.72	5.99
Advisor Class Return Before Taxes	21.11	8.55	8.29
MSCI All Country World Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)	17.49	10.06	9.23

Average Annual Return, Caption [Optional Text]	Focus Fund
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Trust Class shares only and after-tax returns for other classes may vary.
Performance Table Closing [Text Block]
After-tax returns are shown for Trust Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.nb.com
Performance Availability Phone [Text]	800-366-6264
Advisor Class Shares (NBGAX), Trust Class Shares (NBGEX) | Neuberger Genesis Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Trust Class. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus.
Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Trust Class. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Additional Market Index [Text]	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Bar Chart [Heading]	year-by-year % Returns as of 12/31 each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best quarter:	Q2 2020	24.81%
Worst quarter:	Q1 2020	-21.03%
Year to Date performance as of:	09/30/2025	-3.16%

Year to Date Return, Label [Optional Text]	Year to Date performance as of:
Bar Chart, Year to Date Return	(3.16%)
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	24.81%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(21.03%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	average annual total % returns as of 12/31/2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Genesis Fund	1 Year	5 Years	10 Years
Trust Class Return Before Taxes	8.92	8.36	9.42
Trust Class Return After Taxes on Distributions	8.41	6.87	7.54
Trust Class Return After Taxes on Distributions and Sale of Fund Shares	5.69	6.46	7.24
Advisor Class Return Before Taxes	8.65	8.09	9.14
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	23.81	13.86	12.55
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	11.54	7.40	7.82

Average Annual Return, Caption [Optional Text]	Genesis Fund
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Trust Class shares only and after-tax returns for other classes may vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
After-tax returns are shown for Trust Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.nb.com
Performance Availability Phone [Text]	800-366-6264
Trust Class Shares (NIQTX) | Neuberger International Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.
Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index.
Bar Chart [Heading]	year-by-year % Returns as of 12/31 each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best quarter:	Q2 2020	21.35%
Worst quarter:	Q1 2020	-23.35%
Year to Date performance as of:	09/30/2025	17.85%

Year to Date Return, Label [Optional Text]	Year to Date performance as of:
Bar Chart, Year to Date Return	17.85%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	21.35%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(23.35%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	average annual total % returns as of 12/31/2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance [Table]
International Equity Fund	1 Year	5 Years	10 Years
Return Before Taxes	5.15	3.70	5.00
Return After Taxes on Distributions	3.99	2.36	4.22
Return After Taxes on Distributions and Sale of Fund Shares	3.63	2.80	3.95
MSCI EAFE® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)	3.82	4.73	5.20

Average Annual Return, Caption [Optional Text]	International Equity Fund
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and
Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Performance Availability Website Address [Text]	www.nb.com
Performance Availability Phone [Text]	800-366-6264
Advisor Class Shares (NBGUX), Trust Class Shares (NBGTX) | Neuberger Large Cap Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Trust Class. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus.
Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Trust Class. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Additional Market Index [Text]	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Bar Chart [Heading]	year-by-year % Returns as of 12/31 each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best quarter:	Q2 2020	25.12%
Worst quarter:	Q4 2018	-16.88%
Year to Date performance as of:	09/30/2025	13.80%

Year to Date Return, Label [Optional Text]	Year to Date performance as of:
Bar Chart, Year to Date Return	13.80%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	25.12%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(16.88%)
Lowest Quarterly Return, Date	Dec. 31, 2018
Performance Table Heading	average annual total % returns as of 12/31/2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Large Cap Growth Fund	1 Year	5 Years	10 Years
Trust Class Return Before Taxes	23.44	16.69	13.51
Trust Class Return After Taxes on Distributions	21.84	14.69	10.88
Trust Class Return After Taxes on Distributions and Sale of Fund Shares	15.10	12.98	9.98
Advisor Class Return Before Taxes	22.88	16.32	13.17
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	25.02	14.53	13.10
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	33.36	18.96	16.78

Average Annual Return, Caption [Optional Text]	Large Cap Growth Fund
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Trust Class shares only and after-tax returns for other classes may vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
After-tax returns are shown for Trust Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.nb.com
Performance Availability Phone [Text]	800-366-6264
Advisor Class Shares (NBPBX), Trust Class Shares (NBPTX) | Neuberger Large Cap Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Trust Class. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus.
Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Trust Class. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Additional Market Index [Text]	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Bar Chart [Heading]	year-by-year % Returns as of 12/31 each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best quarter:	Q4 2020	28.58%
Worst quarter:	Q1 2020	-26.85%
Year to Date performance as of:	09/30/2025	13.51%

Year to Date Return, Label [Optional Text]	Year to Date performance as of:
Bar Chart, Year to Date Return	13.51%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	28.58%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(26.85%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	average annual total % returns as of 12/31/2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Large Cap Value Fund	1 Year	5 Years	10 Years
Trust Class Return Before Taxes	10.72	9.35	9.27
Trust Class Return After Taxes on Distributions	10.24	8.73	7.77
Trust Class Return After Taxes on Distributions and Sale of Fund Shares	6.70	7.34	6.95
Advisor Class Return Before Taxes	10.56	9.19	9.11
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	24.51	14.28	12.87
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	14.37	8.68	8.49

Average Annual Return, Caption [Optional Text]	Large Cap Value Fund
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Trust Class shares only and after-tax returns for other classes may vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
After-tax returns are shown for Trust Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.nb.com
Performance Availability Phone [Text]	800-366-6264
Advisor Class Shares (NBMBX), Trust Class Shares (NBMTX) | Neuberger Mid Cap Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Trust Class. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus.
Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Trust Class. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Additional Market Index [Text]	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Bar Chart [Heading]	year-by-year % Returns as of 12/31 each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best quarter:	Q2 2020	30.21%
Worst quarter:	Q2 2022	-20.73%
Year to Date performance as of:	09/30/2025	14.16%

Year to Date Return, Label [Optional Text]	Year to Date performance as of:
Bar Chart, Year to Date Return	14.16%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	30.21%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(20.73%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	average annual total % returns as of 12/31/2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Mid Cap Growth Fund	1 Year	5 Years	10 Years
Trust Class Return Before Taxes	24.17	10.36	10.56
Trust Class Return After Taxes on Distributions	20.68	8.07	8.54
Trust Class Return After Taxes on Distributions and Sale of Fund Shares	15.31	7.85	8.20
Advisor Class Return Before Taxes	23.95	10.10	10.28
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	23.81	13.86	12.55
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)	22.10	11.47	11.54
Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)	15.34	9.92	9.63

Average Annual Return, Caption [Optional Text]	Mid Cap Growth Fund
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Trust Class shares only and after-tax returns for other classes may vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
After-tax returns are shown for Trust Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.nb.com
Performance Availability Phone [Text]	800-366-6264
Trust Class Shares (NBREX) | Neuberger Mid Cap Intrinsic Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus.
Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Additional Market Index [Text]	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Bar Chart [Heading]	year-by-year % Returns as of 12/31 each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best quarter:	Q4 2020	28.47%
Worst quarter:	Q1 2020	-40.59%
Year to Date performance as of:	09/30/2025	7.72%

Year to Date Return, Label [Optional Text]	Year to Date performance as of:
Bar Chart, Year to Date Return	7.72%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	28.47%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(40.59%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	average annual total % returns as of 12/31/2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Mid Cap Intrinsic Value Fund	1 Year	5 Years	10 Years
Return Before Taxes	8.86	6.57	5.62
Return After Taxes on Distributions	7.46	6.16	4.60
Return After Taxes on Distributions and Sale of Fund Shares	6.31	5.14	4.17
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	23.81	13.86	12.55
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	13.07	8.59	8.10
Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)	15.34	9.92	9.63

Average Annual Return, Caption [Optional Text]	Mid Cap Intrinsic Value Fund
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.nb.com
Performance Availability Phone [Text]	800-366-6264
Trust Class Shares (NBSTX) | Neuberger Quality Equity Fund (formerly Neuberger Berman Sustainable Equity Fund)
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.
Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
As of May 16, 2024, the Fund changed its investment policy to become “non-diversified” under the Investment Company Act of 1940. Its performance prior to this change might have been different if current policies had been in effect.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index.
Bar Chart [Heading]	year-by-year % Returns as of 12/31 each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best quarter:	Q2 2020	19.22%
Worst quarter:	Q1 2020	-21.56%
Year to Date performance as of:	09/30/2025	10.09%

Year to Date Return, Label [Optional Text]	Year to Date performance as of:
Bar Chart, Year to Date Return	10.09%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	19.22%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(21.56%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	average annual total % returns as of 12/31/2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Quality Equity Fund	1 Year	5 Years	10 Years
Return Before Taxes	27.93	14.07	11.43
Return After Taxes on Distributions	26.29	11.98	9.35
Return After Taxes on Distributions and Sale of Fund Shares	17.78	10.87	8.71
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	25.02	14.53	13.10

Average Annual Return, Caption [Optional Text]	Quality Equity Fund
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.nb.com
Performance Availability Phone [Text]	800-366-6264
Advisor Class Shares (NBMVX), Trust Class Shares (NBMOX) | Neuberger Small Cap Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Trust Class. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus.
Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Trust Class. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Additional Market Index [Text]	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Bar Chart [Heading]	year-by-year % Returns as of 12/31 each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best quarter:	Q2 2020	30.30%
Worst quarter:	Q1 2020	-20.63%
Year to Date performance as of:	09/30/2025	8.82%

Year to Date Return, Label [Optional Text]	Year to Date performance as of:
Bar Chart, Year to Date Return	8.82%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	30.30%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(20.63%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	average annual total % returns as of 12/31/2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Small Cap Growth Fund	1 Year	5 Years	10 Years
Trust Class Return Before Taxes	25.60	9.08	10.82
Trust Class Return After Taxes on Distributions	25.47	7.80	9.03
Trust Class Return After Taxes on Distributions and Sale of Fund Shares	15.26	6.78	8.07
Advisor Class Return Before Taxes	25.40	8.91	10.66
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	23.81	13.86	12.55
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	15.15	6.86	8.09
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	11.54	7.40	7.82

Average Annual Return, Caption [Optional Text]	Small Cap Growth Fund
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Trust Class shares only and after-tax returns for other classes may vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
After-tax returns are shown for Trust Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.nb.com
Performance Availability Phone [Text]	800-366-6264
Class E Shares (NBHEX) | Neuberger Equity Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus.
The performance prior to January 11, 2022 is that of the Fund’s Institutional Class, which is not offered through this prospectus. Class E would have substantially similar performance to Institutional Class because the classes invest in the same portfolio of securities. Because Institutional Class has higher expenses than Class E, its performance would have been lower than that of Class E.
Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Additional Market Index [Text]	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	The performance prior to January 11, 2022 is that of the Fund’s Institutional Class, which is not offered through this prospectus. Class E would have substantially similar performance to Institutional Class because the classes invest in the same portfolio of securities. Because Institutional Class has higher expenses than Class E, its performance would have been lower than that of Class E.
Bar Chart [Heading]	year-by-year % Returns as of 12/31 each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best quarter:	Q2 2020	11.84%
Worst quarter:	Q1 2020	-22.00%
Year to Date performance as of:	09/30/2025	16.59%

Year to Date Return, Label [Optional Text]	Year to Date performance as of:
Bar Chart, Year to Date Return	16.59%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	11.84%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(22.00%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	average annual total % returns as of 12/31/2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Equity Income Fund	1 Year	5 Years	10 Years
Return Before Taxes	14.18	7.60	7.67
Return After Taxes on Distributions	12.19	5.81	5.97
Return After Taxes on Distributions and Sale of Fund Shares	9.81	5.77	5.85
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	24.51	14.28	12.87
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	14.37	8.68	8.49

Average Annual Return, Caption [Optional Text]	Equity Income Fund
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.nb.com
Performance Availability Phone [Text]	800-366-6264
Class E Shares (NRGEX) | Neuberger Genesis Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus.
The performance prior to January 11, 2022 is that of the Fund’s Investor Class, which is not offered through this prospectus. Class E would have substantially similar performance to Investor Class because the classes invest in the same portfolio of securities. Because Investor Class has higher expenses than Class E, its performance would have been lower than that of Class E.
Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Additional Market Index [Text]	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	The performance prior to January 11, 2022 is that of the Fund’s Investor Class, which is not offered through this prospectus. Class E would have substantially similar performance to Investor Class because the classes invest in the same portfolio of securities. Because Investor Class has higher expenses than Class E, its performance would have been lower than that of Class E.
Bar Chart [Heading]	year-by-year % Returns as of 12/31 each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best quarter:	Q2 2020	24.83%
Worst quarter:	Q1 2020	-21.01%
Year to Date performance as of:	09/30/2025	-2.40%

Year to Date Return, Label [Optional Text]	Year to Date performance as of:
Bar Chart, Year to Date Return	(2.40%)
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	24.83%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(21.01%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	average annual total % returns as of 12/31/2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Genesis Fund	1 Year	5 Years	10 Years
Return Before Taxes	10.10	9.09	9.84
Return After Taxes on Distributions	9.45	7.47	7.60
Return After Taxes on Distributions and Sale of Fund Shares	6.49	7.02	7.30
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	23.81	13.86	12.55
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	11.54	7.40	7.82

Average Annual Return, Caption [Optional Text]	Genesis Fund
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.nb.com
Performance Availability Phone [Text]	800-366-6264
Class E Shares (NIQEX) | Neuberger International Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.
The performance prior to January 11, 2022 is that of the Fund’s Institutional Class, which is not offered through this prospectus. Class E would have substantially similar performance to Institutional Class because the classes invest in the same portfolio of securities. Because Institutional Class has higher expenses than Class E, its performance typically would have been lower than that of Class E.
Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	The performance prior to January 11, 2022 is that of the Fund’s Institutional Class, which is not offered through this prospectus. Class E would have substantially similar performance to Institutional Class because the classes invest in the same portfolio of securities. Because Institutional Class has higher expenses than Class E, its performance typically would have been lower than that of Class E.
Bar Chart [Heading]	year-by-year % Returns as of 12/31 each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best quarter:	Q2 2020	21.35%
Worst quarter:	Q1 2020	-23.29%
Year to Date performance as of:	09/30/2025	18.80%

Year to Date Return, Label [Optional Text]	Year to Date performance as of:
Bar Chart, Year to Date Return	18.80%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	21.35%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(23.29%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	average annual total % returns as of 12/31/2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance [Table]
International Equity Fund	1 Year	5 Years	10 Years
Return Before Taxes	6.24	4.47	5.50
Return After Taxes on Distributions	4.74	2.92	4.52
Return After Taxes on Distributions and Sale of Fund Shares	4.42	3.37	4.30
MSCI EAFE® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)	3.82	4.73	5.20

Average Annual Return, Caption [Optional Text]	International Equity Fund
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and
Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Performance Availability Website Address [Text]	www.nb.com
Performance Availability Phone [Text]	800-366-6264
Class E Shares (NPNEX) | Neuberger Large Cap Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus.
The performance prior to January 11, 2022 is that of the Fund’s Investor Class, which is not offered through this prospectus. Class E would have substantially similar performance to Investor Class because the classes invest in the same portfolio of securities. Because Investor Class has higher expenses than Class E, its performance would have been lower than that of Class E.
Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Additional Market Index [Text]	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	The performance prior to January 11, 2022 is that of the Fund’s Investor Class, which is not offered through this prospectus. Class E would have substantially similar performance to Investor Class because the classes invest in the same portfolio of securities. Because Investor Class has higher expenses than Class E, its performance would have been lower than that of Class E.
Bar Chart [Heading]	year-by-year % Returns as of 12/31 each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best quarter:	Q4 2020	28.65%
Worst quarter:	Q1 2020	-26.83%
Year to Date performance as of:	09/30/2025	14.30%

Year to Date Return, Label [Optional Text]	Year to Date performance as of:
Bar Chart, Year to Date Return	14.30%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	28.65%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(26.83%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	average annual total % returns as of 12/31/2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Large Cap Value Fund	1 Year	5 Years	10 Years
Return Before Taxes	11.74	10.04	9.71
Return After Taxes on Distributions	10.99	9.24	8.26
Return After Taxes on Distributions and Sale of Fund Shares	7.50	7.88	7.45
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	24.51	14.28	12.87
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	14.37	8.68	8.49

Average Annual Return, Caption [Optional Text]	Large Cap Value Fund
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.nb.com
Performance Availability Phone [Text]	800-366-6264
Class E Shares (NMUEX) | Neuberger Multi-Cap Opportunities Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.
The performance prior to January 11, 2022 is that of the Fund’s Institutional Class, which is not offered through this prospectus. Class E would have substantially similar performance to Institutional Class because the classes invest in the same portfolio of securities. Because Institutional Class has higher expenses than Class E, its performance would have been lower than that of Class E.
Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	The performance prior to January 11, 2022 is that of the Fund’s Institutional Class, which is not offered through this prospectus. Class E would have substantially similar performance to Institutional Class because the classes invest in the same portfolio of securities. Because Institutional Class has higher expenses than Class E, its performance would have been lower than that of Class E.
Bar Chart [Heading]	year-by-year % Returns as of 12/31 each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best quarter:	Q2 2020	18.74%
Worst quarter:	Q1 2020	-24.94%
Year to Date performance as of:	09/30/2025	13.44%

Year to Date Return, Label [Optional Text]	Year to Date performance as of:
Bar Chart, Year to Date Return	13.44%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	18.74%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(24.94%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	average annual total % returns as of 12/31/2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance [Table]
Multi-Cap Opportunities Fund	1 Year	5 Years	10 Years
Return Before Taxes	21.39	11.53	11.47
Return After Taxes on Distributions	20.38	6.57	7.82
Return After Taxes on Distributions and Sale of Fund Shares	13.44	8.23	8.56
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	25.02	14.53	13.10

Average Annual Return, Caption [Optional Text]	Multi-Cap Opportunities Fund
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and
Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Performance Availability Website Address [Text]	www.nb.com
Performance Availability Phone [Text]	800-366-6264
Class E Shares (NRAEX) | Neuberger Quality Equity Fund (formerly Neuberger Berman Sustainable Equity Fund)
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.
The performance prior to December 6, 2023 is that of the Fund’s Investor Class, which is not offered through this prospectus. Class E would have substantially similar performance to Investor Class because the classes invest in the same portfolio of securities. Because Investor Class has higher expenses than Class E, its performance would have been lower than that of Class E.
Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
As of May 16, 2024, the Fund changed its investment policy to become “non-diversified” under the Investment Company Act of 1940. Its performance prior to this change might have been different if current policies had been in effect.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	The performance prior to December 6, 2023 is that of the Fund’s Investor Class, which is not offered through this prospectus. Class E would have substantially similar performance to Investor Class because the classes invest in the same portfolio of securities. Because Investor Class has higher expenses than Class E, its performance would have been lower than that of Class E.
Bar Chart [Heading]	year-by-year % Returns as of 12/31 each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best quarter:	Q2 2020	19.28%
Worst quarter:	Q1 2020	-21.54%
Year to Date performance as of:	09/30/2025	10.89%

Year to Date Return, Label [Optional Text]	Year to Date performance as of:
Bar Chart, Year to Date Return	10.89%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	19.28%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(21.54%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	average annual total % returns as of 12/31/2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Quality Equity Fund	1 Year	5 Years	10 Years
Return Before Taxes	29.21	14.47	11.72
Return After Taxes on Distributions	27.42	12.30	9.77
Return After Taxes on Distributions and Sale of Fund Shares	18.65	11.18	9.10
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	25.02	14.53	13.10

Average Annual Return, Caption [Optional Text]	Quality Equity Fund
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.nb.com
Performance Availability Phone [Text]	800-366-6264
Class E Shares (NREEX) | Neuberger Real Estate Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus.
The performance prior to January 11, 2022 is that of the Fund’s Trust Class, which is not offered through this prospectus. Class E would have substantially similar performance to Trust Class because the classes invest in the same portfolio of securities. Because Trust Class has higher expenses than Class E, its performance typically would have been lower than that of Class E.
Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Additional Market Index [Text]	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	The performance prior to January 11, 2022 is that of the Fund’s Trust Class, which is not offered through this prospectus. Class E would have substantially similar performance to Trust Class because the classes invest in the same portfolio of securities. Because Trust Class has higher expenses than Class E, its performance typically would have been lower than that of Class E.
Bar Chart [Heading]	year-by-year % Returns as of 12/31 each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best quarter:	Q4 2023	18.95%
Worst quarter:	Q1 2020	-17.62%
Year to Date performance as of:	09/30/2025	1.43%

Year to Date Return, Label [Optional Text]	Year to Date performance as of:
Bar Chart, Year to Date Return	1.43%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	18.95%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(17.62%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	average annual total % returns as of 12/31/2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance [Table]
Real Estate Fund	1 Year	5 Years	10 Years
Return Before Taxes	6.02	4.20	6.28
Return After Taxes on Distributions	4.78	2.56	4.26
Return After Taxes on Distributions and Sale of Fund Shares	3.56	2.73	4.30
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	25.02	14.53	13.10
FTSE Nareit All Equity REITs Index (reflects no deduction for fees, expenses or taxes)	4.92	3.29	5.83

Average Annual Return, Caption [Optional Text]	Real Estate Fund
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and
Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Performance Availability Website Address [Text]	www.nb.com
Performance Availability Phone [Text]	800-366-6264